Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
June 30, 2023
FR1-NPRT3-0823
1.816012.119
Bank Loan Obligations - 78.3%
	Principal Amount (a)	Value ($)
Aerospace - 0.7%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.943% 3/19/26 (b)(c)(d)	1,704,289	1,610,553
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.307% 12/31/27 (b)(c)(d)	1,213,243	1,210,974
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (b)(c)(d)	6,444,013	6,437,827
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 2/22/27 (b)(c)(d)	2,371,995	2,371,995
TOTAL AEROSPACE		11,631,349
Air Transportation - 1.8%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0004% 4/20/28 (b)(c)(d)	4,975,000	5,074,500
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8391% 8/11/28 (b)(c)(d)	1,971,285	1,968,466
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/8/26 (b)(c)(d)	1,329,806	1,317,067
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 4/4/26 (b)(c)(d)	714,949	708,100
Echo Global Logistics, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9037% 11/23/28 (b)(c)(d)(e)	4,764,000	4,587,732
2LN, term loan:
3 month U.S. LIBOR + 8.000% 13.16% 11/23/29 (b)(c)(d)(e)	900,000	866,790
CME Term SOFR 3 Month Index + 7.000% 12.193% 11/23/29 (b)(c)(d)(e)	2,095,000	2,084,525
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7637% 7/2/27 (b)(c)(d)	4,464,000	4,632,337
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4919% 3/17/30 (b)(c)(d)	1,017,450	953,859
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.7985% 10/20/27 (b)(c)(d)	2,692,395	2,793,979
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3919% 3/24/28 (b)(c)(d)(e)	1,481,250	1,429,406
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (b)(c)(d)	2,712,889	2,707,626
TOTAL AIR TRANSPORTATION		29,124,387
Automotive & Auto Parts - 1.3%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 3/5/28 (b)(c)(d)	2,540,557	2,279,363
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8319% 4/13/29 (b)(c)(d)	845,000	844,476
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 4/20/30 (b)(c)(d)	2,595,000	2,586,073
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.66% 6/3/28 (b)(c)(d)	4,729,288	4,503,464
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1541% 12/17/28 (b)(c)(d)	1,229,438	1,201,775
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 11/2/27 (b)(c)(d)	2,471,028	2,452,495
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.5227% 12/17/28 (b)(c)(d)	3,092,801	2,520,632
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.943% 1/26/29 (b)(c)(d)	1,634,163	1,205,195
Rough Country LLC:
2LN, term loan 3 month U.S. LIBOR + 6.500% 11.8419% 7/28/29 (b)(c)(d)	585,000	538,931
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 7/28/28 (b)(c)(d)	351,520	339,804
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 1/29/28 (b)(c)(d)	2,641,816	2,482,119
TOTAL AUTOMOTIVE & AUTO PARTS		20,954,327
Banks & Thrifts - 0.5%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.717% 2/2/28 (b)(c)(d)	3,025,269	3,019,128
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9919% 4/9/27 (b)(c)(d)	2,053,981	1,989,424
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (b)(c)(d)	2,098,338	1,862,275
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/1/28 (b)(c)(d)	782,976	777,917
TOTAL BANKS & THRIFTS		7,648,744
Broadcasting - 1.5%
AppLovin Corp.:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2025% 10/25/28 (b)(c)(d)	1,367,117	1,362,482
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.4525% 8/15/25 (b)(c)(d)	2,293,253	2,290,753
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.2534% 8/24/26 (b)(c)(d)	2,355,262	1,797,371
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	19,325,070	617,243
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2603% 12/1/28 (b)(c)(d)	5,374,300	4,890,613
Nexstar Media, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.717% 9/19/26 (b)(c)(d)	2,620,340	2,615,649
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 9/30/26 (b)(c)(d)	839,101	744,702
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.5035% 8/14/26 (b)(c)(d)	1,655,852	1,652,540
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.443% 3/24/26 (b)(c)(d)	4,275,646	4,234,429
1 month U.S. LIBOR + 3.250% 8.443% 1/31/29 (b)(c)(d)	3,296,627	3,224,925
TOTAL BROADCASTING		23,430,707
Building Materials - 2.6%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (b)(c)(d)	6,235,213	5,226,668
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 7.717% 10/1/26 (b)(c)(d)	800,851	801,299
1 month U.S. LIBOR + 2.750% 7.967% 12/16/28 (b)(c)(d)	1,810,674	1,812,087
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2637% 5/31/30 (b)(c)(d)	2,504,587	2,502,233
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.6662% 2/25/29 (b)(c)(d)	11,661,613	11,031,186
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 2/28/27 (b)(c)(d)	2,130,212	2,126,229
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 4/29/29 (b)(c)(d)	3,992,319	3,895,824
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 4/1/29 (b)(c)(d)	2,421,452	2,418,425
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (b)(c)(d)	2,070,708	2,008,069
CME Term SOFR 3 Month Index + 3.500% 8.7025% 6/2/28 (b)(c)(d)	3,085,938	3,006,876
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6916% 9/22/28 (b)(c)(d)	1,553,218	1,551,059
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.9373% 2/16/28 (b)(c)(d)	1,037,634	1,027,257
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 5/14/28 (b)(c)(d)	1,773,188	1,675,663
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8525% 10/19/27 (b)(c)(d)	2,392,209	2,367,617
TOTAL BUILDING MATERIALS		41,450,492
Cable/Satellite TV - 1.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.7954% 2/1/27 (b)(c)(d)	4,174,330	4,146,487
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.4433% 1/31/28 (b)(c)(d)	2,740,000	2,698,215
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.1933% 10/15/29 (b)(c)(d)	1,940,000	1,919,902
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6933% 4/15/27 (b)(c)(d)	7,091,088	6,176,834
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.647% 1/18/28 (b)(c)(d)	1,649,852	1,517,864
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.217% 8/2/27 (b)(c)(d)	386,367	377,299
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.6933% 1/31/28 (b)(c)(d)	2,373,792	2,350,647
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (b)(c)(d)	2,080,000	2,058,826
TOTAL CABLE/SATELLITE TV		21,246,074
Capital Goods - 0.5%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.217% 7/22/29 (b)(c)(d)	1,504,392	1,503,264
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9406% 3/17/30 (b)(c)(d)	2,094,750	2,088,633
CPM Holdings, Inc. 2LN, term loan 1 month U.S. LIBOR + 8.250% 13.4204% 11/15/26 (b)(c)(d)	514,697	509,066
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6387% 1/24/29 (b)(c)(d)	1,378,805	1,372,491
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.9266% 4/16/25 (b)(c)(d)(e)	1,770,102	1,679,473
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 8.6023% 7/31/27 (b)(c)(d)	1,645,000	1,628,764
TOTAL CAPITAL GOODS		8,781,691
Chemicals - 2.8%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (b)(c)(d)	3,448,928	3,213,262
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.2025% 9/22/29 (b)(c)(d)	930,000	795,150
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.943% 11/24/28 (b)(c)(d)	1,575,000	1,386,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2025% 11/24/27 (b)(c)(d)	3,454,481	3,327,805
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.2954% 8/29/29 (b)(c)(d)	854,797	857,114
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 5/27/29 (b)(c)(d)	1,744,819	1,711,371
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (b)(c)(d)(e)	1,548,252	1,501,804
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 5/7/25 (b)(c)(d)	133,702	130,260
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (b)(c)(d)	3,709,679	3,541,594
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.121% 5/27/28 (b)(c)(d)	1,890,398	1,773,439
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2669% 7/3/28 (b)(c)(d)	2,220,080	1,871,039
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7794% 3/15/29 (b)(c)(d)	3,935,088	3,703,272
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.6267% 3/15/30 (b)(c)(d)	2,105,000	1,719,090
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/29/27 (b)(c)(d)	1,134,392	855,899
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 2/10/30 (b)(c)(d)	950,000	943,721
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 3/1/30 (b)(c)(d)	1,106,000	1,103,235
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.967% 1/20/26 (b)(c)(d)	2,600,871	2,592,418
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1767% 12/1/26 (b)(c)(d)	1,688,145	1,519,330
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 9.2535% 11/9/28 (b)(c)(d)	3,944,776	3,782,054
CME Term SOFR 1 Month Index + 5.000% 11/9/28 (c)(d)(f)	1,325,000	1,278,347
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 8.9901% 4/3/28 (b)(c)(d)	1,640,000	1,622,911
CME Term SOFR 1 Month Index + 4.000% 9.3181% 4/3/28 (b)(c)(d)	2,685,456	2,656,077
The Chemours Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 4/3/25 (b)(c)(d)	1,990,773	1,971,702
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (b)(c)(d)	1,216,257	1,206,272
TOTAL CHEMICALS		45,063,166
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5242% 2/7/29 (b)(c)(d)	2,155,644	2,096,364
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.1025% 12/23/28 (b)(c)(d)	3,125,000	3,082,031
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8325% 12/10/28 (b)(c)(d)	5,105,219	5,086,891
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 7.2025% 5/23/27 (b)(c)(d)	295,029	292,356
CME Term SOFR 1 Month Index + 3.500% 8.6025% 12/13/29 (b)(c)(d)	2,835,750	2,833,084
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4587% 11/8/27 (b)(c)(d)	2,963,964	2,950,626
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 5/17/28 (b)(c)(d)	1,033,702	972,000
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.0569% 9/29/28 (b)(c)(d)	1,842,359	1,839,393
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/6/28 (b)(c)(d)	62,630	59,499
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/21/25 (b)(c)(d)	2,169,647	2,108,354
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (b)(c)(d)	2,749,636	2,674,874
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (b)(c)(d)	2,720,810	2,657,334
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (b)(c)(d)	930,853	923,127
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.693% 10/21/28 (b)(c)(d)	1,468,850	1,124,596
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 8/5/28 (b)(c)(d)	3,300,747	3,119,206
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 6/29/28 (b)(c)(d)	934,443	777,709
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 6/22/30 (c)(d)(f)	3,080,000	3,023,020
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9537% 12/21/27 (b)(c)(d)	1,702,247	1,663,946
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.4206% 12/21/28 (b)(c)(d)	605,000	484,000
TOTAL CONSUMER PRODUCTS		37,768,410
Containers - 1.7%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 3/3/28 (b)(c)(d)	3,228,663	3,138,777
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.43% 3/11/28 (b)(c)(d)	576,727	560,746
1 month U.S. LIBOR + 3.750% 8.9474% 3/11/28 (b)(c)(d)	3,625,770	3,560,071
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9724% 7/1/26 (b)(c)(d)	2,665,930	2,661,851
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.9525% 12/21/26 (b)(c)(d)	1,209,375	1,208,166
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.967% 12/1/27 (b)(c)(d)	1,581,555	1,567,716
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 8/4/27 (b)(c)(d)	3,397,475	3,373,591
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1043% 2/9/26 (b)(c)(d)	2,126,600	2,014,954
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.943% 8/1/26 (b)(c)(d)	491,250	485,571
3 month U.S. LIBOR + 4.000% 8.967% 7/31/26 (b)(c)(d)	1,413,181	1,402,412
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.9525% 1/30/27 (b)(c)(d)	2,954,012	2,949,994
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.467% 2/5/26 (b)(c)(d)	1,114,930	1,113,915
1 month U.S. LIBOR + 3.250% 8.467% 9/24/28 (b)(c)(d)	2,097,439	2,089,091
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 8/12/28 (b)(c)(d)	1,549,873	1,541,736
TOTAL CONTAINERS		27,668,591
Diversified Financial Services - 2.0%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 2/4/28 (b)(c)(d)	1,937,190	1,931,379
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.6817% 10/15/26 (b)(c)(d)	1,469,971	1,451,964
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7419% 10/31/26 (b)(c)(d)	723,317	719,830
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 1/27/27 (b)(c)(d)	1,768,500	1,750,815
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1603% 1/26/29 (b)(c)(d)	870,000	863,693
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7535% 7/12/28 (b)(c)(d)	1,172,048	1,161,793
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 8.081% 6/27/25 (b)(c)(d)	562,530	561,826
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6025% 6/24/28 (b)(c)(d)	2,159,830	2,131,342
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3525% 6/30/28 (b)(c)(d)	707,119	700,833
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7637% 1/25/28 (b)(c)(d)	1,730,000	1,723,513
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0227% 9/24/27 (b)(c)(d)	1,828,799	1,688,969
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2419% 4/20/30 (b)(c)(d)	2,929,280	2,921,957
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1504% 4/21/28 (b)(c)(d)	2,618,742	2,543,454
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.647% 4/27/30 (b)(c)(d)	660,000	656,700
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.4525% 11/1/29 (b)(c)(d)	2,500,000	2,228,125
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 11/8/26 (b)(c)(d)	453,025	436,358
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0034% 11/16/26 (b)(c)(d)	2,170,685	2,162,849
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.467% 12/1/28 (b)(c)(d)	1,722,796	1,717,232
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.05% 4/29/26 (b)(c)(d)	1,268,387	1,266,092
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/9/27 (b)(c)(d)	3,307,130	3,240,988
CME Term SOFR 1 Month Index + 5.500% 10.4863% 2/15/27 (b)(c)(d)	498,750	490,022
TOTAL DIVERSIFIED FINANCIAL SERVICES		32,349,734
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.7189% 10/28/27 (b)(c)(d)	2,457,976	2,305,901
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8919% 2/10/27 (b)(c)(d)	4,618,856	3,977,158
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (b)(c)(d)	6,273,987	5,607,376
TOTAL DIVERSIFIED MEDIA		11,890,435
Energy - 2.4%
American Consolidated Natural term loan 21.2681% 9/16/25 (b)(d)	224,744	224,744
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2463% 11/14/26 (b)(c)(d)	2,622,111	2,599,823
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6751% 10/14/27 (b)(c)(d)	3,661,720	3,620,526
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 3/17/28 (b)(c)(d)	623,245	602,990
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 6/4/28 (b)(c)(d)	8,418,485	8,397,439
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 11/19/29 (b)(c)(d)	3,676,525	3,622,149
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4145% 3/10/26 (b)(c)(d)	1,320,044	1,310,975
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1645% 2/6/25 (b)(c)(d)	1,117,130	1,096,653
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	1,864,547	1,845,902
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.717% 9/29/28 (b)(c)(d)	4,802,295	4,809,162
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.4525% 7/18/25 (b)(c)(d)	2,807,881	2,800,862
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.717% 11/14/25 (b)(c)(d)	2,936,876	2,892,823
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6137% 2/14/30 (b)(c)(d)	1,250,000	1,227,088
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/23/27 (b)(c)(d)	1,934,184	1,930,799
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.967% 3/25/28 (b)(c)(d)	1,669,019	1,424,925
TOTAL ENERGY		38,406,860
Entertainment/Film - 0.1%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.717% 9/1/27 (b)(c)(d)	1,047,784	1,006,533
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.717% 9/1/27 (b)(c)(d)	1,185,000	1,143,525
TOTAL ENTERTAINMENT/FILM		2,150,058
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.193% 10/8/28 (b)(c)(d)	962,632	961,188
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.6025% 11/30/28 (b)(c)(d)	1,597,533	1,581,813
CME Term SOFR 1 Month Index + 3.000% 8.1476% 11/30/28 (b)(c)(d)	716,279	712,254
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.6025% 11/30/28 (b)(c)(d)	121,180	119,988
CME Term SOFR 1 Month Index + 3.000% 8.1476% 11/30/28 (b)(c)(d)	53,721	53,419
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	3,726,655	3,645,600
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3% 4/22/29 (b)(c)(d)	1,233,880	1,213,064
TOTAL ENVIRONMENTAL		8,287,326
Food & Drug Retail - 0.5%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.967% 10/1/25 (b)(c)(d)	1,247,775	1,153,156
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.0919% 8/1/29 (b)(c)(d)	2,671,596	2,640,979
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4525% 1/29/27 (b)(c)(d)	2,465,597	2,448,954
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.7727% 11/20/25 (b)(c)(d)	5,426,372	2,441,867
TOTAL FOOD & DRUG RETAIL		8,684,956
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.750% 13.0179% 10/1/26 (b)(c)(d)	410,000	269,370
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 10/1/25 (b)(c)(d)	544,335	498,649
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.59% 1/24/29 (b)(c)(d)	2,573,788	2,389,247
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3419% 1/24/30 (b)(c)(d)	2,185,000	1,720,688
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 10/23/27 (b)(c)(d)	2,745,030	2,726,720
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4392% 5/16/29 (b)(c)(d)	4,952,207	4,785,070
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 9/23/27 (b)(c)(d)	2,483,995	2,449,840
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4919% 3/31/28 (b)(c)(d)	6,502,830	6,276,272
TOTAL FOOD/BEVERAGE/TOBACCO		21,115,856
Gaming - 3.0%
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 1/26/30 (b)(c)(d)	12,339,075	12,327,846
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1025% 1/27/29 (b)(c)(d)	10,695,809	10,542,110
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 7/4/28 (b)(c)(d)	1,349,800	1,350,718
Golden Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9392% 5/26/30 (b)(c)(d)	3,630,000	3,620,925
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8.18% 10/20/24 (b)(c)(d)	598,986	598,052
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	1,045,200	1,040,235
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	2,426,461	2,415,348
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 4/26/28 (b)(c)(d)	1,780,626	1,758,920
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.717% 5/29/26 (b)(c)(d)	469,152	469,237
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2476% 4/14/29 (b)(c)(d)	3,057,803	3,049,670
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.4206% 4/4/29 (b)(c)(d)	2,065,588	2,038,219
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.7535% 7/21/26 (b)(c)(d)	3,815,802	3,812,482
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.45% 2/7/27 (b)(c)(d)	4,613,860	4,595,266
TOTAL GAMING		47,619,028
Healthcare - 4.4%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6419% 2/15/29 (b)(c)(d)	1,550,559	1,253,627
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 8/24/28 (b)(c)(d)	2,216,464	2,208,706
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4525% 11/6/27 (b)(c)(d)	1,820,793	1,818,772
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.3964% 2/12/28 (b)(c)(d)	1,241,880	1,214,248
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 1/8/27 (b)(c)(d)	2,255,281	2,210,175
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.0103% 8/1/27 (b)(c)(d)	3,262,973	3,200,781
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 11/1/28 (b)(c)(d)	1,710,509	1,701,238
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2419% 3/31/29 (b)(c)(d)	1,741,916	1,731,760
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.3419% 10/1/27 (b)(c)(d)	11,028,247	10,849,038
HAH Group Holding Co. LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.21% 10/29/27 (b)(c)(d)	771,918	748,760
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.21% 10/29/27 (b)(c)(d)	97,676	94,745
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.9537% 3/15/28 (b)(c)(d)	1,810,514	1,804,376
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8919% 1/6/29 (b)(c)(d)	1,617,504	1,597,786
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.467% 5/4/28 (b)(c)(d)	5,551,252	5,544,313
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 5/5/28 (b)(c)(d)	4,695,567	4,688,007
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0279% 10/19/27 (b)(c)(d)	2,508,909	2,505,773
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 8/31/26 (b)(c)(d)	1,413,458	1,308,084
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.467% 8/30/27 (b)(c)(d)	1,310,000	1,067,650
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 10/23/28 (b)(c)(d)	2,258,875	2,231,340
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.98% 3/2/28 (b)(c)(d)	736,732	553,934
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8.25% 6/2/28 (b)(c)(d)	4,514,714	4,507,671
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 11/30/27 (b)(c)(d)	1,787,381	1,759,176
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.943% 3/31/27 (b)(c)(d)	3,019,830	2,657,451
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 11/15/28 (b)(c)(d)	5,886,127	5,833,152
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 9.4757% 6/20/26 (b)(c)(d)	2,072,348	1,686,373
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	1,690,058	1,689,095
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8963% 8/31/26 (b)(c)(d)	485,865	484,927
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.6704% 10/1/29 (b)(c)(d)(e)	775,000	689,750
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4204% 10/1/28 (b)(c)(d)	1,328,827	1,245,775
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.4525% 12/15/27 (b)(c)(d)	641,198	623,565
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 11/20/26 (b)(c)(d)	1,204,159	1,068,692
TOTAL HEALTHCARE		70,578,740
Homebuilders/Real Estate - 0.6%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	4,158,602	3,950,672
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.967% 8/21/25 (b)(c)(d)	369,790	366,093
CME Term SOFR 1 Month Index + 3.250% 8.4525% 1/24/30 (b)(c)(d)	3,935,166	3,807,273
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 1/27/29 (b)(c)(d)	498,124	494,906
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2025% 9/1/27 (b)(c)(d)	1,753,828	1,749,987
TOTAL HOMEBUILDERS/REAL ESTATE		10,368,931
Hotels - 2.1%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.693% 5/7/28 (b)(c)(d)	509,321	417,643
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.2054% 9/9/26 (b)(c)(d)	996,001	991,021
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.000% 8.217% 6/30/25 (b)(c)(d)	997,570	995,385
6 month U.S. LIBOR + 3.250% 8.467% 10/18/28 (b)(c)(d)	6,101,340	6,040,326
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/30/29 (b)(c)(d)	3,673,137	3,677,728
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 8/2/28 (b)(c)(d)	9,734,486	9,697,981
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 6.9392% 6/21/26 (b)(c)(d)	1,292,849	1,290,884
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.943% 8/31/25 (b)(c)(d)	2,131,280	2,123,820
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.79% 6/23/26 (b)(c)(d)	2,038,400	1,719,900
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3406% 1/5/29 (b)(c)(d)	1,439,633	1,434,378
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 8.750% 13.4525% 2/28/25 (b)(c)(d)	2,407,900	2,361,259
U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (b)(c)(d)(e)	4,142,031	2,568,059
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.4525% 5/25/30 (b)(c)(d)	542,597	542,304
TOTAL HOTELS		33,860,688
Insurance - 5.0%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 2/15/27 (b)(c)(d)	7,321,304	7,093,831
1 month U.S. LIBOR + 4.250% 9.443% 2/15/27 (b)(c)(d)	2,541,300	2,485,188
CME Term SOFR 1 Month Index + 5.750% 10.8227% 2/15/27 (b)(c)(d)	6,353,188	6,369,070
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9037% 2/15/27 (b)(c)(d)	825,300	803,289
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6504% 11/12/27 (b)(c)(d)	2,151,054	2,136,449
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.647% 11/6/27 (b)(c)(d)	3,237,930	3,215,006
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.443% 2/19/28 (b)(c)(d)	3,192,835	3,160,524
CME Term SOFR 1 Month Index + 2.750% 7.9525% 2/19/28 (b)(c)(d)	1,293,500	1,288,921
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2025% 2/28/28 (b)(c)(d)	1,500,000	1,455,945
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.717% 2/13/27 (b)(c)(d)	191,100	189,030
1 month U.S. LIBOR + 3.500% 8.717% 2/13/27 (b)(c)(d)	3,514,253	3,482,027
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 8/19/28 (b)(c)(d)	2,171,086	2,061,186
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.5053% 1/31/28 (b)(c)(d)	11,475,000	9,732,292
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.467% 1/20/29 (b)(c)(d)	19,320,000	16,156,350
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 12/23/26 (b)(c)(d)	216,537	208,201
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 7/31/27 (b)(c)(d)	943,537	891,123
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6/8/30 (c)(d)(f)	12,971,457	12,994,935
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.7879% 12/2/26 (b)(c)(d)	1,832,545	1,829,962
CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (b)(c)(d)	4,008,589	3,998,567
TOTAL INSURANCE		79,551,896
Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 8/17/28 (b)(c)(d)	2,818,232	2,807,664
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 11/24/28 (b)(c)(d)	856,600	857,671
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.2727% 7/21/28 (b)(c)(d)	5,575,637	5,464,124
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (b)(c)(d)	1,286,587	1,231,444
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 15.1943% 9/9/23 (b)(c)(d)	4,414,512	4,454,066
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	5,645,675	1,689,694
3 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (b)(c)(d)	2,315,581	693,030
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 1/15/30 (b)(c)(d)	4,130,000	4,127,935
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (b)(c)(d)	1,000,000	745,830
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.73% 3/8/24 (b)(c)(d)	3,604,119	3,337,883
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 8/27/28 (b)(c)(d)	805,426	806,094
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8681% 12/14/26 (b)(c)(d)(e)	4,676,518	4,349,162
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.25% 8/25/28 (b)(c)(d)	1,578,991	1,572,580
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/21/25 (b)(c)(d)	1,735,877	1,249,831
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/9/30 (b)(c)(d)	3,720,675	3,714,461
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.217% 12/30/26 (b)(c)(d)	4,338,817	3,215,064
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.6139% 12/30/27 (b)(c)(d)	750,000	525,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 12.717% 12/30/26 (b)(c)(d)	933,600	695,532
TOTAL LEISURE		41,537,065
Metals/Mining - 0.1%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9525% 3/23/30 (b)(c)(d)	1,481,056	1,468,097
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 2/4/28 (b)(c)(d)	934,107	871,055
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.3775% 4/13/29 (b)(c)(d)	10,186,679	10,011,773
TOTAL PAPER		10,882,828
Publishing/Printing - 0.4%
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2535% 6/16/26 (b)(c)(d)	1,470,221	1,286,973
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.925% 3/13/25 (b)(c)(d)	1,368,038	1,366,327
3 month U.S. LIBOR + 3.250% 8.55% 3/13/25 (b)(c)(d)	1,240,742	1,238,025
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 1/28/29 (b)(c)(d)	1,375,038	1,361,287
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 12.6537% 7/2/29 (b)(c)(d)	590,000	538,865
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 7/8/28 (b)(c)(d)	835,841	792,795
TOTAL PUBLISHING/PRINTING		6,584,272
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9317% 4/6/28 (b)(c)(d)	2,027,059	1,959,152
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 11/23/28 (b)(c)(d)	483,863	467,934
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (b)(c)(d)	2,422,356	2,418,577
Wwex Unified Topco Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5035% 7/26/28 (b)(c)(d)	1,610,114	1,526,260
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.5035% 7/22/29 (b)(c)(d)	1,295,000	1,010,100
TOTAL RAILROAD		7,382,023
Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.943% 11/19/26 (b)(c)(d)	1,886,646	1,871,703
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3125% 6/29/29 (b)(c)(d)	1,816,250	1,815,124
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.467% 11/22/28 (b)(c)(d)	706,601	697,062
KFC Holding Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.8963% 3/15/28 (b)(c)(d)	659,658	653,391
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0035% 10/20/28 (b)(c)(d)	562,657	550,527
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 11.443% 3/1/26 (b)(c)(d)	1,977,434	1,880,540
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 8/3/28 (b)(c)(d)	4,931,913	4,896,452
TOTAL RESTAURANTS		12,364,799
Services - 9.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.2025% 12/20/29 (b)(c)(d)	2,355,000	2,178,375
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 12/21/28 (b)(c)(d)	4,906,473	4,878,260
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2025% 12/21/28 (b)(c)(d)	5,693,333	5,670,560
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 12/21/28 (c)(d)(g)	1,866,667	1,859,200
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.193% 8/12/28 (b)(c)(d)	386,810	386,690
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 9/7/28 (b)(c)(d)	1,098,182	1,094,064
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.900% 8.95% 11/16/28 (b)(c)(d)	968,750	963,906
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.55% 11/16/28 (b)(c)(d)	2,403,351	2,365,810
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 8.9525% 5/14/28 (b)(c)(d)	4,889,522	4,745,574
CME Term SOFR 1 Month Index + 4.750% 9.8805% 5/14/28 (b)(c)(d)	430,000	419,431
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.46% 7/9/28 (b)(c)(d)	2,579,170	2,575,533
ARAMARK Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9138% 6/13/30 (b)(c)(d)	3,113,773	3,109,881
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6075% 6/30/28 (b)(c)(d)	1,353,282	1,336,366
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.9525% 12/10/29 (b)(c)(d)	2,705,000	2,287,970
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7025% 12/10/28 (b)(c)(d)	5,782,798	5,424,091
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.2025% 8/19/28 (b)(c)(d)	1,540,851	1,456,582
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 3/16/29 (b)(c)(d)	1,160,313	1,161,276
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.42% 6/21/24 (b)(c)(d)	8,137,514	8,023,914
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.693% 2/7/26 (b)(c)(d)	2,965,950	2,912,207
CME Term SOFR 1 Month Index + 3.750% 8.967% 12/30/28 (b)(c)(d)	2,004,537	1,954,925
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.443% 9/30/28 (b)(c)(d)	961,645	956,116
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.217% 2/2/28 (b)(c)(d)	1,493,713	1,492,383
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.75% 6/2/28 (b)(c)(d)	7,117,677	6,416,586
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.87% 8/16/28 (b)(c)(d)	894,663	883,202
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.93% 7/19/28 (b)(c)(d)	3,336,043	2,679,543
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8954% 8/1/26 (b)(c)(d)	2,611,665	2,608,401
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4537% 10/19/28 (b)(c)(d)	206,496	206,238
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 10/21/28 (b)(c)(d)	2,942,186	2,928,534
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (b)(c)(d)	2,340,000	2,109,229
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.231% 6/13/24 (b)(c)(d)	5,756,442	5,523,191
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/3/28 (b)(c)(d)	823,285	810,162
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 9.9703% 3/10/26 (b)(c)(d)	3,146,789	2,879,312
CME Term SOFR 3 Month Index + 4.750% 10.0929% 3/10/26 (b)(c)(d)	1,755,000	1,618,988
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.8525% 4/29/29 (b)(c)(d)	1,636,359	1,534,087
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 10.5254% 7/30/26 (b)(c)(d)	3,223,043	3,223,720
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.193% 12/1/27 (b)(c)(d)	1,493,074	1,487,744
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.8525% 3/5/28 (b)(c)(d)	679,775	628,792
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0919% 3/26/28 (b)(c)(d)	5,213,665	5,103,813
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.467% 4/21/27 (b)(c)(d)	1,764,281	1,432,014
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2419% 6/12/30 (b)(c)(d)	7,500,000	7,415,625
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 9.217% 1/23/27 (b)(c)(d)	2,618,457	2,572,634
CME Term SOFR 1 Month Index + 4.000% 9.147% 2/15/29 (b)(c)(d)	1,812,797	1,767,477
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.967% 1/31/28 (b)(c)(d)	3,060,000	2,761,650
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (b)(c)(d)	9,050,000	7,945,900
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (b)(c)(d)	1,590,000	1,511,168
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 8/4/28 (b)(c)(d)	4,473,424	4,462,240
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.8419% 3/6/25 (b)(c)(d)	724,589	631,842
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 12/10/26 (b)(c)(d)	2,414,715	2,408,678
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 2/24/28 (b)(c)(d)	1,132,163	1,124,203
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.95% 8/27/28 (b)(c)(d)	1,414,589	1,380,398
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (b)(c)(d)	10,928,935	9,328,611
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1419% 8/29/25 (b)(c)(d)	1,253,252	1,166,778
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2275% 3/23/27 (b)(c)(d)	1,876,690	1,902,494
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.02% 3/3/30 (b)(c)(d)	4,135,469	4,132,160
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5867% 1/21/29 (b)(c)(d)	594,086	540,993
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 11/3/29 (b)(c)(d)	903,585	904,488
TOTAL SERVICES		151,284,009
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.4271% 6/30/27 (b)(c)(d)	2,370,830	2,050,768
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.197% 1/24/27 (b)(c)(d)	1,378,090	1,366,610
Super Retail - 3.5%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 11/6/27 (b)(c)(d)	1,790,652	1,792,890
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4266% 7/24/28 (b)(c)(d)	1,648,618	1,035,019
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.943% 3/5/28 (b)(c)(d)	40,697,447	40,341,335
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.1463% 4/1/28 (b)(c)(d)	1,874,541	1,482,069
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 3/8/30 (b)(c)(d)	1,346,625	1,349,992
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.967% 10/19/27 (b)(c)(d)	236,738	233,220
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 12/18/27 (b)(c)(d)	1,204,387	1,154,333
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.7535% 4/15/28 (b)(c)(d)	3,412,908	3,014,451
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1025% 3/3/30 (b)(c)(d)	2,076,521	2,057,604
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.693% 10/20/28 (b)(c)(d)	1,197,502	1,155,589
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4525% 10/20/28 (b)(c)(d)	2,763,352	2,663,180
TOTAL SUPER RETAIL		56,279,682
Technology - 13.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.2611% 3/10/27 (b)(c)(d)	1,848,894	1,811,916
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (b)(c)(d)	1,131,771	1,116,005
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8964% 7/30/28 (b)(c)(d)	2,242,325	2,198,600
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.5587% 10/8/27 (b)(c)(d)	1,616,473	1,610,411
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 8/10/25 (b)(c)(d)	5,397,303	4,123,701
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7419% 9/19/26 (b)(c)(d)	2,703,225	2,705,766
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4525% 4/23/26 (b)(c)(d)	2,268,854	2,222,909
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4525% 12/4/27 (b)(c)(d)	0	0
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5892% 2/15/29 (b)(c)(d)	9,385,176	9,021,501
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (c)(d)(g)	1,152,947	1,108,270
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4525% 5/13/29 (b)(c)(d)	2,476,563	2,475,795
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.25% 11/24/26 (b)(c)(d)	3,023,738	1,884,787
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (b)(c)(d)	2,575,150	2,569,793
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 8.217% 10/31/26 (b)(c)(d)	3,600,383	3,593,182
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 7/6/29 (b)(c)(d)	3,760,389	3,747,378
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.9757% 4/30/25 (b)(c)(d)	1,635,986	1,633,941
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 3/30/29 (b)(c)(d)	4,845,000	4,524,019
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.967% 7/1/29 (b)(c)(d)	4,053,396	4,038,196
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 4/4/26 (b)(c)(d)	5,632,204	5,384,387
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.693% 9/30/28 (b)(c)(d)	3,291,289	3,198,738
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1979% 2/10/28 (b)(c)(d)	1,528,524	1,454,971
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.2637% 10/16/26 (b)(c)(d)	3,690,298	3,652,251
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.2637% 2/19/29 (b)(c)(d)	4,508,409	4,110,181
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.967% 3/31/29 (b)(c)(d)	630,000	555,710
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 3/31/28 (b)(c)(d)	1,233,207	1,208,235
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.95% 7/6/29 (b)(c)(d)	5,094,452	5,097,661
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 10.9086% 10/6/29 (b)(c)(d)	1,490,625	1,476,956
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 7/31/27 (b)(c)(d)	2,499,386	2,465,344
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.2025% 9/12/29 (b)(c)(d)	6,535,173	6,498,445
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 10.0035% 12/16/28 (b)(c)(d)	1,048,926	980,745
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.1537% 8/10/27 (b)(c)(d)	0	0
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1025% 11/9/29 (b)(c)(d)	1,676,004	1,678,266
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.5919% 8/19/28 (b)(c)(d)	1,779,431	1,760,160
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (b)(c)(d)	5,340,224	5,337,180
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.967% 12/1/27 (b)(c)(d)	2,042,476	1,998,052
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0103% 3/1/29 (b)(c)(d)	4,806,270	4,587,969
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.3525% 4/25/28 (b)(c)(d)	11,879,189	11,380,264
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.3525% 2/23/29 (b)(c)(d)	1,030,000	892,886
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9392% 8/17/29 (b)(c)(d)	3,605,185	3,605,185
NAVEX TopCo, Inc. 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.2534% 9/4/26 (b)(c)(d)	415,000	406,700
Open Text Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7025% 1/31/30 (b)(c)(d)	5,653,458	5,677,033
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2025% 11/10/27 (b)(c)(d)	2,690,244	2,608,703
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9525% 2/1/28 (b)(c)(d)	11,821,930	11,591,875
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (b)(c)(d)	8,337,507	7,656,583
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 5/30/26 (b)(c)(d)	1,175,672	1,159,659
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.467% 8/31/28 (b)(c)(d)	5,359,968	5,239,369
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9957% 2/15/28 (b)(c)(d)	7,508,686	3,401,585
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 4/22/28 (b)(c)(d)	3,866,446	3,778,484
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.9525% 9/30/28 (b)(c)(d)	1,834,748	1,541,188
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (b)(c)(d)	4,670,000	4,605,788
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.7419% 11/22/29 (b)(c)(d)	1,371,563	1,364,705
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (b)(c)(d)	3,095,614	3,058,869
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.717% 8/11/28 (b)(c)(d)	892,736	859,580
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	1,873,039	1,870,866
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	1,672,857	1,670,917
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.967% 4/16/25 (b)(c)(d)	3,625,895	3,620,746
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.1025% 8/31/28 (b)(c)(d)	3,698,549	3,698,549
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8858% 5/30/30 (b)(c)(d)	1,584,387	1,580,426
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.8954% 5/4/26 (b)(c)(d)	5,305,738	5,228,168
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (b)(c)(d)	3,882,918	3,806,463
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.2706% 5/3/27 (b)(c)(d)	7,170,000	6,934,394
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.217% 9/1/25 (b)(c)(d)	3,122,873	2,539,770
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.217% 8/27/25 (b)(c)(d)	3,506,739	3,501,620
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1892% 1/13/29 (b)(c)(d)	3,237,150	3,219,961
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.967% 4/6/28 (b)(c)(d)	2,502,160	2,360,638
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.467% 3/27/28 (b)(c)(d)	2,580,655	2,580,655
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5242% 2/28/27 (b)(c)(d)	2,274,922	2,240,798
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.467% 10/30/27 (b)(c)(d)	643,335	563,375
CME Term SOFR 1 Month Index + 4.250% 9.4525% 10/30/27 (b)(c)(d)	1,431,875	1,258,862
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.693% 9/30/26 (b)(c)(d)	3,565,830	3,560,445
TOTAL TECHNOLOGY		220,896,530
Telecommunications - 4.1%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9863% 10/31/27 (b)(c)(d)	1,307,475	1,261,714
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.4863% 8/15/28 (b)(c)(d)	5,338,000	4,733,044
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (b)(c)(d)	8,518,765	7,579,315
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	7,055,000	5,449,988
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4433% 11/30/27 (b)(c)(d)	994,544	955,698
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5906% 1/18/30 (b)(c)(d)	721,938	721,938
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.7% 12/12/26 (b)(c)(d)	1,320,747	1,318,686
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.717% 10/2/27 (b)(c)(d)	1,902,823	1,675,169
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5247% 4/27/27 (b)(c)(d)	1,450,000	1,449,101
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2747% 4/27/27 (b)(c)(d)	1,438,459	1,435,467
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9% 5/1/28 (b)(c)(d)	7,109,711	6,868,763
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (b)(c)(d)	1,384,899	770,932
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2025% 12/30/27 (b)(c)(d)	1,755,556	1,457,112
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.4435% 2/1/29 (b)(c)(d)	11,017,073	10,961,988
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.967% 3/1/27 (b)(c)(d)	675,504	627,800
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9416% 4/30/27 (b)(c)(d)	3,444,956	3,365,309
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 10.7887% 8/1/29 (b)(c)(d)	3,188,375	2,696,823
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 9/25/26 (b)(c)(d)	4,069,187	3,384,221
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.95% 4/11/25 (b)(c)(d)	1,312,299	1,311,708
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.4525% 9/21/27 (b)(c)(d)	667,308	621,017
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 3/9/27 (b)(c)(d)	10,088,135	7,895,680
TOTAL TELECOMMUNICATIONS		66,541,473
Textiles/Apparel - 0.7%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.86% 2/17/29 (b)(c)(d)	4,315,796	4,322,184
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6064% 11/23/28 (b)(c)(d)	636,129	634,011
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.0181% 7/7/28 (b)(c)(d)	3,616,879	1,838,568
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.717% 4/16/28 (b)(c)(d)	2,891,000	2,779,436
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.5052% 8/2/28 (b)(c)(d)	1,018,873	1,003,590
TOTAL TEXTILES/APPAREL		10,577,789
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 6 month U.S. LIBOR + 7.500% 12.693% 5/7/29 (b)(c)(d)	2,500,000	1,750,000
Utilities - 1.8%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.8525% 8/1/25 (b)(c)(d)	2,128,913	2,128,380
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.943% 8/1/25 (b)(c)(d)	6,388,187	6,370,428
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.0254% 12/15/27 (b)(c)(d)	1,281,878	1,272,430
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.5035% 2/15/24 (b)(c)(d)	2,958,399	2,517,095
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3919% 1/3/29 (b)(c)(d)	1,220,044	887,582
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.467% 6/23/28 (b)(c)(d)	541,211	529,575
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 6/23/25 (b)(c)(d)	4,179,410	4,169,714
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.217% 1/21/28 (b)(c)(d)	2,598,630	2,585,143
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.943% 3/2/27 (b)(c)(d)	4,767,007	4,744,650
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.93% 12/31/25 (b)(c)(d)	3,731,332	3,721,071
TOTAL UTILITIES		28,926,068
TOTAL BANK LOAN OBLIGATIONS (Cost $1,330,581,876)		1,259,524,459

Nonconvertible Bonds - 6.1%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	4,000,000	3,980,451
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	1,105,000	1,094,712
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	681,000	666,147
TOTAL AIR TRANSPORTATION		1,760,859
Automotive & Auto Parts - 0.8%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (h)	1,205,000	1,200,785
Ford Motor Credit Co. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.0398% 3/6/26 (b)(c)	1,650,000	1,654,131
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(h)	9,895,000	9,591,778
TOTAL AUTOMOTIVE & AUTO PARTS		12,446,694
Broadcasting - 0.3%
DISH Network Corp. 11.75% 11/15/27 (h)	2,985,000	2,913,095
Univision Communications, Inc. 6.625% 6/1/27 (h)	1,205,000	1,164,692
TOTAL BROADCASTING		4,077,787
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	160,000	142,844
Cable/Satellite TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	1,580,000	1,439,522
5.375% 6/1/29 (h)	3,160,000	2,856,940
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.9491% 2/1/24 (b)(c)	1,750,000	1,757,422
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	2,130,000	1,698,176
TOTAL CABLE/SATELLITE TV		7,752,060
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	330,000	336,684
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	36,600
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (h)	1,220,000	1,189,866
TOTAL CHEMICALS		1,226,466
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	2,742,950
Energy - 0.3%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	1,000,000	962,500
7% 6/15/25 (h)	1,050,000	1,030,313
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	2,000,000	1,789,393
6.75% 9/15/25 (h)	535,000	501,849
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	926,250	916,988
TOTAL ENERGY		5,201,043
Gaming - 0.9%
Affinity Gaming LLC 6.875% 12/15/27 (h)	1,700,000	1,495,995
Caesars Entertainment, Inc. 7% 2/15/30 (h)	1,465,000	1,471,212
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	10,240,000	8,985,600
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,069,548
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,319,155
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	240,000	229,321
4.25% 12/1/26 (h)	345,000	322,741
4.625% 12/1/29 (h)	200,000	181,574
TOTAL GAMING		15,075,146
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	2,400,000	2,019,168
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	2,545,000	2,524,802
TOTAL HOMEBUILDERS/REAL ESTATE		4,543,970
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (h)	620,000	607,227
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	1,725,000	1,811,164
11.625% 8/15/27 (h)	1,205,000	1,310,503
TOTAL LEISURE		3,728,894
Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	895,000	768,878
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	159,759
Services - 0.3%
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (h)	935,000	858,342
PowerTeam Services LLC 9.033% 12/4/25 (h)	5,115,000	4,475,625
TOTAL SERVICES		5,333,967
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	971,250
8.5% 10/30/25 (h)	1,905,000	1,848,358
TOTAL SUPER RETAIL		2,819,608
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (h)	1,370,000	1,196,605
CommScope, Inc. 6% 3/1/26 (h)	1,100,000	1,025,171
TOTAL TECHNOLOGY		2,221,776
Telecommunications - 1.4%
Altice Financing SA 5.75% 8/15/29 (h)	6,000,000	4,648,317
Altice France SA:
5.125% 1/15/29 (h)	855,000	609,478
5.125% 7/15/29 (h)	3,795,000	2,693,970
5.5% 10/15/29 (h)	1,630,000	1,165,682
Frontier Communications Holdings LLC 5% 5/1/28 (h)	1,160,000	1,000,860
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	6,905,000	6,286,014
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (h)	205,000	172,259
6.75% 10/15/27 (h)	1,455,000	1,363,309
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	195,000	172,224
Windstream Escrow LLC 7.75% 8/15/28 (h)	5,100,000	4,232,519
TOTAL TELECOMMUNICATIONS		22,344,632
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	910,000	665,108
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 11.961% 10/8/26 (b)(c)(e)	962,121	968,134
TOTAL NONCONVERTIBLE BONDS (Cost $105,554,297)		98,297,710

Common Stocks - 1.8%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(i)	188,360	1,964,595
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	2,753
TOTAL CAPITAL GOODS		1,967,348
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	15,697	1,419,794
Carnelian Point Holdings LP warrants (e)(i)	5,132	14,985
Lime Tree Bay Ltd. (e)(i)	776	30,636
TOTAL DIVERSIFIED FINANCIAL SERVICES		1,465,415
Energy - 1.3%
California Resources Corp.	156,671	7,095,630
California Resources Corp. warrants 10/27/24 (i)	7,511	89,080
Chesapeake Energy Corp. (j)	109,641	9,174,759
Chesapeake Energy Corp. (i)(k)	928	77,655
Denbury, Inc. (i)	48,694	4,200,344
EP Energy Corp. (e)(i)	15,785	93,763
TOTAL ENERGY		20,731,231
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	341,212	0
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	105,486	1,849,170
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	1,346	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	35,300	435,969
Utilities - 0.2%
TexGen Power LLC (e)(i)	85,051	2,866,219
TOTAL COMMON STOCKS (Cost $15,224,769)		29,315,352

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)(i) (Cost $1,123,250)	8,986	4,867,716

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.4%
Bank of America Corp.:
6.25% (b)(l)	2,595,000	2,562,563
8.631% (b)(c)(l)	490,000	489,986
JPMorgan Chase & Co.:
6% (b)(l)	1,430,000	1,431,030
6.1% (b)(l)	1,130,000	1,127,401
6.75% (b)(l)	1,370,000	1,373,562
TOTAL BANKS & THRIFTS		6,984,542
Energy - 0.4%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.3487% (b)(c)(l)	6,720,000	6,031,200
TOTAL PREFERRED SECURITIES (Cost $13,057,730)		13,015,742

Other - 1.5%
	Shares	Value ($)
Other - 1.5%
Fidelity Private Credit Central Fund LLC (k)(m) (Cost $23,404,957)	2,353,402	23,534,016

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (n)	64,572,129	64,585,043
Fidelity Securities Lending Cash Central Fund 5.14% (n)(o)	514,449	514,500
TOTAL MONEY MARKET FUNDS (Cost $65,096,010)		65,099,543

TOTAL INVESTMENT IN SECURITIES - 92.9% (Cost $1,554,042,889)	1,493,654,538
NET OTHER ASSETS (LIABILITIES) - 7.1%	114,167,242
NET ASSETS - 100.0%	1,607,821,780

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,156,373 and $3,098,930, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $91,898,855 or 5.7% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,611,671 or 1.5% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	8,788

Fidelity Private Credit Central Fund LLC	6/06/22	23,404,957

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	65,484,990	957,963,744	958,863,691	2,442,223	2,622	(2,622)	64,585,043	0.2%
Fidelity Private Credit Central Fund LLC	11,381,951	14,270,553	2,320,002	1,637,603	58	201,456	23,534,016	3.8%
Fidelity Securities Lending Cash Central Fund 5.14%	12,974,125	21,899,202	34,358,827	652	-	-	514,500	0.0%
Total	89,841,066	994,133,499	995,542,520	4,080,478	2,680	198,834	88,633,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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